Income tax expense - Summary of deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OCI
Beginning balance	₩ (2,547,902)	₩ (1,373,237)
Changes	(905,110)	(1,174,665)
Ending balance	(3,453,012)	(2,547,902)
Tax effect
Beginning balance	723,463	298,784
Changes	254,736	424,679
Ending balance	978,199	723,463
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance	(3,112,803)	(4,727,044)
Changes	(2,024,457)	1,614,241
Ending balance	(5,137,260)	(3,112,803)
Tax effect
Beginning balance	798,285	1,223,503
Changes	585,987	(425,218)
Ending balance	1,384,272	798,285
Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk
OCI
Beginning balance	(7,566)	(5,278)
Changes	1,403	(2,288)
Ending balance	(6,163)	(7,566)
Tax effect
Beginning balance	1,997	1,393
Changes	(301)	604
Ending balance	1,696	1,997
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	296,233	(105,343)
Changes	(140,164)	401,576
Ending balance	156,069	296,233
Tax effect
Beginning balance	257	(13,174)
Changes	(3,785)	13,431
Ending balance	(3,528)	257
Gain (loss) on cash flow hedges
OCI
Beginning balance	11,133	(48,623)
Changes	(255,994)	59,756
Ending balance	(244,861)	11,133
Tax effect
Beginning balance	(7,727)	13,515
Changes	82,890	(21,242)
Ending balance	75,163	(7,727)
Equity in other comprehensive income (loss) of associates
OCI
Beginning balance	7,746	(1,321)
Changes	(22,965)	9,067
Ending balance	(15,219)	7,746
Tax effect
Beginning balance	(2,044)	352
Changes	6,228	(2,396)
Ending balance	4,184	(2,044)
Remeasurements of the defined benefit liability
OCI
Beginning balance	(482,002)	(398,538)
Changes	183	(83,464)
Ending balance	(481,819)	(482,002)
Tax effect
Beginning balance	127,914	106,209
Changes	5,398	21,705
Ending balance	133,312	127,914
Net finance income (expense) on insurance contract
OCI
Beginning balance	739,357	3,912,910
Changes	1,536,884	(3,173,553)
Ending balance	2,276,241	739,357
Tax effect
Beginning balance	(195,219)	(1,033,014)
Changes	(421,681)	837,795
Ending balance	₩ (616,900)	₩ (195,219)